Operating Lease (Details) - Schedule of operating leases, and information about weighted-average remaining lease term and weighted-average discount rate - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating leases, and information about weighted-average remaining lease term and weighted-average discount rate [Abstract]
Operating lease cost	$ 453,233	$ 184,326
Short term lease	168,091	440,710
Total lease cost	621,324	625,036
Operating cash flows from operating leases	621,324	566,512
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 58,524
Weighted-average remaining lease term - operating lease	10 years	19 years
Weighted-average discount rate - operating lease	6.75%	6.75%